SUZANNE HUREL
                                                 Counsel, 18 CP
                                                 Telephone: (860) 308-8656
                                                 Fax: (860) 308-3923

                                                 March 30, 2005





Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk



Re:    The Travelers Insurance Company
       Travelers Target Maturity
       File No. 333-83072



Members of the Commission:

       We transmit for filing under the Securities Act of 1933, Post-Effective Amendment No. 3 to the above-captioned Registration Statement on Form S-2.

       The purpose of this filing is to provide current financial information for the registrant and for The Travelers Insurance Company.

       In the opinion of the undersigned, this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective on May 2, 2005. On behalf of the Registrant, I respectfully request acceleration of the effective date to May 2, 2005. An acceleration request on behalf of the principal underwriter is attached.

       You may direct any questions regarding this filing to the undersigned at
(860) 308-8656.


                                                 Very truly yours,

                                                 /s/Suzanne Hurel
                                                 Counsel
                                                 The Travelers Insurance Company